Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Current assets:
Cash and cash equivalents	$ 5,310,612	¥ 36,971,420	¥ 34,262,445		¥ 25,688,327
Short term investments	3,533,968	24,602,777	2,035,575		8,587,852
Prepayments and other current assets	585,783	4,078,102	3,848,225		2,258,904
Amount due from related parties	608,186	4,234,067	3,136,265		10,796,561
Total current assets	19,979,684	139,094,558	104,855,779		115,028,652
Non-current assets:
Investment in equity investees	5,110,145	35,575,807	31,356,616		18,551,319
Investments in subsidiaries and consolidated VIEs | ¥		15,479,331	13,307,454		8,800,593
Intangible assets, net	590,369	4,110,034	5,011,706		6,692,717
Other non-current assets	977,658	6,806,258	5,283,948		2,227,942
Total non-current assets	17,327,293	120,629,146	104,309,078		69,026,314
Total assets	37,306,977	259,723,704	209,164,857		184,054,966
Current liabilities:
Accounts payable	12,989,224	90,428,382	79,985,018		74,337,708
Taxes payable	289,550	2,015,788	825,677		658,220
Accrued expenses and other liabilities	3,541,639	24,656,180	20,292,680		15,117,840
Total current liabilities	20,112,187	140,017,021	120,862,015		118,250,621
Non-current liabilities:
Unsecured senior notes	992,917	6,912,492	6,786,143		6,447,357
Total non-current liabilities	2,741,023	19,082,452	11,474,698		13,415,642
Total liabilities	22,853,210	159,099,473	132,336,713		131,666,263
SHAREHOLDERS' EQUITY:
Ordinary shares value	55	381	380		377
Additional paid-in capital	13,024,810	90,676,122	82,832,895		76,254,607
Statutory reserves	209,596	1,459,165	1,400,412		635,966
Treasury stock	(363,436)	(2,530,166)	(3,783,729)		(4,457,608)
Accumulated deficit	(1,711,149)	(11,912,679)	(24,038,081)		(22,234,609)
Accumulated other comprehensive income	597,999	4,163,147	3,359,096		1,842,081
Total JD.com, Inc. shareholders' equity	11,757,875	81,855,970	59,770,973		52,040,814
Total liabilities, mezzanine equity and shareholders' equity	$ 37,306,977	¥ 259,723,704	¥ 209,164,857		¥ 184,054,966
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000		100,000,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,520,271,138	2,520,271,138	2,507,473,330		2,477,346,590
Ordinary shares, shares outstanding (in shares)	2,480,575,334	2,480,575,334	2,447,926,638		2,406,652,132
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	453,672,011	453,672,011	458,342,517		461,362,309
Ordinary shares, shares outstanding (in shares)	443,739,929	443,739,929	446,369,717		446,011,297
Parent company
Current assets:
Cash and cash equivalents	$ 944,531	¥ 6,575,639	¥ 2,196,796		¥ 8,964,809
Short term investments	110	767	755
Prepayments and other current assets	346	2,408	121,822		63,853
Amount due from related parties	457,758	3,186,818	1,555,288		715,671
Total current assets	1,402,745	9,765,632	3,874,661		9,744,333
Non-current assets:
Investment in equity investees | ¥					7,514
Investments in subsidiaries and consolidated VIEs	11,678,161	81,301,020	64,127,171		45,675,625
Investment securities	1,895	13,192	12,978		35,893
Intangible assets, net	138,637	965,165	1,569,483		3,092,549
Other non-current assets	15,230	106,030	121,453
Total non-current assets	11,833,923	82,385,407	65,831,085		48,811,581
Total assets	13,236,668	92,151,039	69,705,746		58,555,914
Current liabilities:
Accounts payable	20	140
Taxes payable	646	4,497
Accrued expenses and other liabilities	34,279	238,650	60,190		67,743
Total current liabilities	34,945	243,287	60,190		67,743
Non-current liabilities:
Long-term borrowings	450,931	3,139,290	3,088,440
Unsecured senior notes	992,917	6,912,492	6,786,143		6,447,357
Total non-current liabilities	1,443,848	10,051,782	9,874,583		6,447,357
Total liabilities	1,478,793	10,295,069	9,934,773		6,515,100
SHAREHOLDERS' EQUITY:
Ordinary shares value	55	381	380		377
Additional paid-in capital	13,024,810	90,676,122	82,832,895		76,254,607
Statutory reserves	209,596	1,459,165	1,400,412		635,966
Treasury stock	(363,436)	(2,530,166)	(3,783,729)		(4,457,608)
Accumulated deficit	(1,711,149)	(11,912,679)	(24,038,081)		(22,234,609)
Accumulated other comprehensive income	597,999	4,163,147	3,359,096		1,842,081
Total JD.com, Inc. shareholders' equity	11,757,875	81,855,970	59,770,973		52,040,814
Total liabilities, mezzanine equity and shareholders' equity	$ 13,236,668	¥ 92,151,039	¥ 69,705,746		¥ 58,555,914
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000		100,000,000,000
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,520,271,138	2,520,271,138	2,507,473,330		2,477,346,590
Ordinary shares, shares outstanding (in shares)	2,480,575,334	2,480,575,334	2,447,926,638		2,406,652,132
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	453,672,011	453,672,011	458,342,517		461,362,309
Ordinary shares, shares outstanding (in shares)	443,739,929	443,739,929	446,369,717		446,011,297